Note 22 - Leases - Parenthetical Information (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 3,497	€ 2,900
Of which: Properties leases	3,477	2,800
Of which: Vehicle leases	12	19
Carrying amount of lease liabilities included in "Other liabilities"	3,974	3,281
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	€ 348	€ 0
Of which: Leaseback arrangement for the entire headquarter in month	181	0
Interest expense recorded from the compounding of the lease liabilities	€ (79)	€ (80)
Expenses relating to short-term leases	(7)	(44)
Expenses relating to low-value assets	(2)	(1)
Income from the subletting of RoU assets	24	21
Total cash outflow for leases	729	738
Of which: Expenditures made for real estate rentals	708	724
Of which: Principal portion of lease payments	653	659
Of which: Payments for the interest portion	77	79
Of which: Payments made for leases not reflected on the balance sheet	(9)
Potential payment exposures arising from extension options	4,700	0
Future payments for leases not yet commenced, but to which the Group is committed	€ 1,200	€ 0